Subsequent Events (Details Textual) - USD ($)													1 Months Ended												3 Months Ended			11 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 06, 2018	Nov. 01, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 03, 2018	Aug. 01, 2018	Dec. 20, 2018	Nov. 27, 2018	Nov. 27, 2018	Nov. 22, 2018	Nov. 19, 2018	Nov. 18, 2018	Nov. 13, 2018	Oct. 30, 2018	Oct. 23, 2018	Aug. 29, 2018	Jul. 20, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 15, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 02, 2018	Nov. 02, 2018	Oct. 20, 2018	Oct. 02, 2018	Sep. 04, 2018	Sep. 02, 2018	Jul. 02, 2018	Jun. 01, 2018	Jan. 30, 2018	Nov. 15, 2017	Nov. 09, 2017
Subsequent Events (Textual)
Settle amount					$ 161,700	$ 161,700
Convertible note amount		$ 6,000	$ 12,500		$ 90,000	90,000		$ 12,500	$ 6,000		$ 12,500							$ 6,000
Gain on extinguishment of debt						$ 71,700																			$ (14,057)	$ 71,700			$ 151,978
Note bears interest																				12.00%
Debt conversion, description		The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.		The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.		The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.							The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.											The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Payments to plaintiff	$ 200,000												$ 200,000	$ 600,000	$ 600,000													$ 33,333
Accrued expense																													$ 600,000
Accrued expensed																													500,000
Note principal balance										$ 62,500																			5,568,566
Note accrued interest										7,500
Monthly payments amount										62,500													$ 6,500
Note premium										$ 62,500																			1,380,175
Note principal default amount																																	$ 62,500
Initial derivative expense																						$ 10,435
Amortized debt discount																									65,500		$ 214,422		$ 773,741	$ 737,640
Note maturity date																			Jun. 30, 2019	Dec. 15, 2020		Feb. 28, 2018
Promissory note																									$ 68,232		$ 12,508
Note matures																													6 months
Scenario, Forecast [Member]
Subsequent Events (Textual)
Payments to plaintiff																												$ 33,333
Chief Executive Officer [Member]
Subsequent Events (Textual)
Note bears interest	12.00%												12.00%
Note maturity date	Dec. 20, 2023												Jan. 07, 2024
Promissory note	$ 400,000												$ 400,000
Note matures	5 years												5 years
Payment of interest and principal	$ 5,000												$ 5,000
World Market Ventures [Member]
Subsequent Events (Textual)
Note principal balance																																			$ 62,500
Vendor [Member]
Subsequent Events (Textual)
Convertible note amount						$ 90,000
Debt conversion, description						The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company?s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.
Convertible Promissory Note [Member]
Subsequent Events (Textual)
Convertible note amount				$ 90,000
Debt conversion, description				The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immeadiately preceding the notice of conversion.
Note B [Member]
Subsequent Events (Textual)
Note principal balance																				$ 4,788,642
Note A [Member]
Subsequent Events (Textual)
Note principal balance																				$ 1,000,000
Tysadco Partners [Member]
Subsequent Events (Textual)
Debt conversion, description																													The issuance settled the amounts due for June 21, 2018 through October 20, 2018.
Auctus Fund Llc [Member]
Subsequent Events (Textual)
Note principal balance																													$ 105,000
Livingston Asset Management Llc [Member]
Subsequent Events (Textual)
Note principal balance												$ 12,500																			$ 12,500	$ 12,500		$ 12,500		$ 12,500	$ 12,500	$ 12,500	$ 1,000,000
Note premium																																								$ 21,428
Sale of common stock shares												47,663,700				30,000,000								73,967,680
Payment to shares of common stock																$ 45,320
Crown Bridge Partners, LLc [Member]
Subsequent Events (Textual)
Note principal balance																																									$ 105,000
Common shares issued										35,420,168
Jefferson Street Capital LLC [Member]
Subsequent Events (Textual)
Debt conversion, description																					The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment.
Note principal balance																					$ 62,500
Note accrued interest																					7,500
Embedded conversion option derivative																					72,609
Initial derivative expense																					70,000
Amortized debt discount																					$ 2,609
Common shares issued							32,307,692	30,000,000						20,360,000			45,952,267
Trillium Partners LLC [Member]
Subsequent Events (Textual)
Common shares issued							58,721,488							56,947,133